Significant Accounting Policies	3 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Significant Accounting Policies

Note 3 - Significant Accounting Policies

These interim unaudited condensed consolidated financial statements have been prepared according to the same accounting policies as those discussed in the Company’s Annual Report for the year ended December 31, 2023.